Average Annual Total Returns	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) One Year	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I Ten Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Water Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index One Year	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Ten Years	Prospectus #1 Calvert Global Water Fund Class A One Year	Prospectus #1 Calvert Global Water Fund Class A Five Years	Prospectus #1 Calvert Global Water Fund Class A Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Water Fund Class C One Year	Prospectus #1 Calvert Global Water Fund Class C Five Years	Prospectus #1 Calvert Global Water Fund Class C Ten Years	Prospectus #1 Calvert Global Water Fund Class I One Year	Prospectus #1 Calvert Global Water Fund Class I Five Years	Prospectus #1 Calvert Global Water Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Russell 3000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 3000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 3000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A One Year	Prospectus #2 Calvert Small-Cap Fund Class A Five Years	Prospectus #2 Calvert Small-Cap Fund Class A Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Small-Cap Fund Class C One Year	Prospectus #2 Calvert Small-Cap Fund Class C Five Years	Prospectus #2 Calvert Small-Cap Fund Class C Ten Years	Prospectus #2 Calvert Small-Cap Fund Class I One Year	Prospectus #2 Calvert Small-Cap Fund Class I Five Years	Prospectus #2 Calvert Small-Cap Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 One Year	Prospectus #2 Calvert Small-Cap Fund Class R6 Five Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Inception Date	Prospectus #3 Calvert Green Bond Fund Bloomberg U.S. Universal Index One Year	Prospectus #3 Calvert Green Bond Fund Bloomberg U.S. Universal Index Five Years	Prospectus #3 Calvert Green Bond Fund Bloomberg U.S. Universal Index 10 Years	Prospectus #3 Calvert Green Bond Fund ICE BofA USD Green Bond Index One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA USD Green Bond Index Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA USD Green Bond Index 10 Years	Prospectus #3 Calvert Green Bond Fund Class A One Year	Prospectus #3 Calvert Green Bond Fund Class A Five Years	Prospectus #3 Calvert Green Bond Fund Class A 10 Years	Prospectus #3 Calvert Green Bond Fund Class A Inception Date	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions 10 Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales 10 Years	Prospectus #3 Calvert Green Bond Fund Class I One Year	Prospectus #3 Calvert Green Bond Fund Class I Five Years	Prospectus #3 Calvert Green Bond Fund Class I 10 Years	Prospectus #3 Calvert Green Bond Fund Class I Inception Date	Prospectus #3 Calvert Green Bond Fund Class R6 One Year	Prospectus #3 Calvert Green Bond Fund Class R6 Five Years	Prospectus #3 Calvert Green Bond Fund Class R6 10 Years	Prospectus #3 Calvert Green Bond Fund Class R6 Inception Date
Total	17.49%	10.05%	9.22%	(6.41%)	7.87%	7.66%	(6.41%)	7.87%	1.91%	17.16%	13.32%	(12.19%)	5.51%	4.93%	(12.17%)	5.51%	4.87%	(6.87%)	4.49%	4.05%	(8.96%)	5.83%	4.83%	(7.13%)	6.90%	5.82%	17.49%	10.05%	9.22%	5.22%	7.98%	8.99%	5.22%	7.98%	3.73%	5.04%	7.79%	(1.53%)	5.67%	5.59%	(3.46%)	5.05%	5.23%	0.57%	4.50%	4.53%	2.23%	6.02%	5.54%	4.21%	7.09%	6.49%	23.81%	13.85%	12.53%	11.54%	7.40%	7.81%	6.05%	6.34%	7.93%	5.70%	5.79%	6.77%	3.85%	4.88%	6.01%	10.12%	6.69%	7.85%	12.24%	7.77%	8.85%	12.32%	7.85%	8.90%	Feb. 01, 2019	2.04%	0.06%	1.73%	3.06%	0.46%	1.77%	(1.56%)	(0.86%)	1.01%	Oct. 31, 2013	(2.84%)	(1.76%)	0.08%	(0.93%)	(1.01%)	0.38%	1.98%	0.04%	1.65%	Oct. 31, 2013	2.03%	0.11%	1.69%	Feb. 01, 2019